Trade accounts receivable - Development of allowance for doubtful accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Development of Allowance For Doubtful Accounts
Allowance for doubtful accounts, beginning of period	€ 482,461	€ 427,841	€ 344,706
Change in valuation allowances as recorded in the consolidated statements of income	549,631	430,974	396,831
Write-offs and recoveries of amounts previously written-off	(501,229)	(391,827)	(343,477)
Foreign currency translation	(55,972)	15,473	29,781
Allowance for doubtful accounts, end of period	€ 474,891	€ 482,461	€ 427,841